Label	Element	Value
BrandywineGLOBAL-U.S. Fixed Income ETF | U.S. Government & Agency Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	94.90%
BrandywineGLOBAL-U.S. Fixed Income ETF | Corporate Bonds & Notes [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.00%
BrandywineGLOBAL-U.S. Fixed Income ETF | Short-Term Investments [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.10%